Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Revenue [abstract]
Loans at amortized cost	[1],[2]	$ 24,991	$ 21,719	$ 20,419
Amortized cost		353
FVOCI		1,205
Other		213
Securities purchased under resale agreements and securities borrowed not at FVTPL	[1],[2]	446	283	158
Deposit with financial institutions	[1],[2]	859	522	394
Interest income	[1],[2]	$ 28,067	$ 23,927	$ 22,208

[1]	Interest income on financial assets measured at amortized cost and FVOCI is calculated using the effective interest method. Includes interest income of $27,854 for the year ended October 31, 2018 from these financial assets.
[2]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated (refer to Notes 3 and 4)